GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill and intangible assets, net
The balance of goodwill and intangible assets, net is as follows:

	December 31,
	2013	2012
	(In thousands)
Goodwill	$1,675,323	$1,616,154
Intangible assets with indefinite lives	376,329	378,964
Intangible assets with definite lives, net	69,007	103,940
Total goodwill and intangible assets, net	$2,120,659	$2,099,058

Schedule of goodwill by reporting unit, including the changes in the carrying value
The following table presents the balance of goodwill by reporting unit, including the changes in the carrying value of goodwill, for the year ended December 31, 2013:

	Balance at December 31, 2012	Additions	(Deductions)	Transfers In/(Out)	Foreign Exchange Translation	Balance at December 31, 2013
	(In thousands)
Search & Applications	$723,650	$—	$(160)	$14,572	$—	$738,062
The Match Group	718,736	62,464	(10,675)	—	4,878	775,403
Media - Connected Ventures	8,267	—	—	—	—	8,267
eCommerce:
HomeAdvisor	111,658	5,317	—	14,373	524	131,872
CityGrid Media	32,124	—	(3,179)	(28,945)	—	—
Shoebuy	21,719	—	—	—	—	21,719
Total eCommerce	165,501	5,317	(3,179)	(14,572)	524	153,591
Total	$1,616,154	$67,781	$(14,014)	$—	$5,402	$1,675,323
Additions primarily relate to the acquisition of Twoo. Deductions primarily relate to the establishment of a deferred tax asset at Tutor arising from pre-acquisition net operating losses. Transfers in/(out) relate to the reorganization of CityGrid Media in the third quarter of 2013.
The following table presents the balance of goodwill by reporting unit, including the changes in the carrying value of goodwill, for the year ended December 31, 2012:

	Balance at December 31, 2011	Additions	(Deductions)	Foreign Exchange Translation	Balance at December 31, 2012
	(In thousands)
Search & Applications	$526,444	$197,458	$(252)	$—	$723,650
The Match Group	674,396	50,728	(555)	(5,833)	718,736
Media - Connected Ventures	8,267	—	—	—	8,267
eCommerce:
HomeAdvisor	109,947	1,880	—	(169)	111,658
CityGrid Media	17,751	14,373	—	—	32,124
Shoebuy	21,719	—	—	—	21,719
Total eCommerce	149,417	16,253	—	(169)	165,501
Total	$1,358,524	$264,439	$(807)	$(6,002)	$1,616,154

Schedule of intangible assets with definite lives
Intangible assets with indefinite lives are trade names and trademarks acquired in various acquisitions. At December 31, 2013, intangible assets with definite lives are as follows:

	Gross Carrying Amount	Accumulated Amortization	Net	Weighted-Average Useful Life (Years)
	(In thousands)
Content	$47,800	$(22,373)	$25,427	4.0
Technology	41,694	(25,324)	16,370	2.9
Trade names	29,283	(16,427)	12,856	3.0
Customer lists	22,584	(13,116)	9,468	2.5
Advertiser and supplier relationships	10,956	(6,070)	4,886	2.9
Total	$152,317	$(83,310)	$69,007	3.2
At December 31, 2012, intangible assets with definite lives are as follows:

	Gross Carrying Amount	Accumulated Amortization	Net	Weighted-Average Useful Life (Years)
	(In thousands)
Content	$47,800	$(4,733)	$43,067	4.0
Technology	37,545	(11,663)	25,882	2.9
Trade names	22,742	(7,044)	15,698	3.6
Advertiser and supplier relationships	16,446	(7,676)	8,770	4.4
Customer lists	11,800	(1,277)	10,523	3.7
Total	$136,333	$(32,393)	$103,940	3.7

Schedule of expected amortization of intangible assets with definite-lives
At December 31, 2013, amortization of intangible assets with definite lives for each of the next five years and thereafter is estimated to be as follows:

Years Ending December 31,	(In thousands)
2014	$38,238
2015	19,131
2016	8,141
2017	2,758
2018	498
Thereafter	241
Total	$69,007